Hartford Equity Premium Income ETF
Schedule of Investments
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.4%
	Automobiles & Components - 0.7%
181	Tesla, Inc.*	$77,904
	Banks - 3.7%
810	JP Morgan Chase & Co.(1)	247,771
1,761	Wells Fargo & Co.(1)	159,353
		407,124
	Capital Goods - 10.3%
460	Boeing Co.*	107,511
434	Builders FirstSource, Inc.*	49,650
260	Caterpillar, Inc.	170,914
110	Cummins, Inc.	63,670
538	Emerson Electric Co.	79,065
312	Ferguson Enterprises, Inc.	78,768
332	FTAI Aviation Ltd.	90,410
110	GE Vernova, Inc.	79,901
456	General Electric Co.	139,896
278	ITT, Inc.	50,679
101	L3Harris Technologies, Inc.	34,628
91	Parker-Hannifin Corp.	85,161
596	RTX Corp.	119,754
		1,150,007
	Commercial & Professional Services - 0.4%
223	Republic Services, Inc.	47,965
	Consumer Discretionary Distribution & Retail - 7.6%
2,368	Amazon.com, Inc.*(1)	566,662
23	AutoZone, Inc.*	85,199
437	Lowe's Cos., Inc.	116,705
322	Pool Corp.	81,817
		850,383
	Consumer Services - 2.0%
411	Marriott International, Inc. Class A	129,588
942	Starbucks Corp.	86,617
		216,205
	Consumer Staples Distribution & Retail - 2.5%
1,079	BJ's Wholesale Club Holdings, Inc.*(1)	99,743
1,495	Walmart, Inc.(1)	178,114
		277,857
	Energy - 3.2%
305	Diamondback Energy, Inc.	50,005
414	Expand Energy Corp.	46,538
1,294	Exxon Mobil Corp.(1)	182,971
1,053	Williams Cos., Inc.(1)	70,825
		350,339
	Equity Real Estate Investment Trusts (REITs) - 1.2%
727	Welltower, Inc. REIT(1)	136,938
	Financial Services - 6.7%
104	American Express Co.	36,626
163	Goldman Sachs Group, Inc.(1)	152,472
705	Intercontinental Exchange, Inc.	122,515
795	KKR & Co., Inc.(1)	90,837
1,200	Klarna Group PLC*	27,684
373	Mastercard, Inc. Class A(1)	200,968
1,191	Nasdaq, Inc.(1)	115,396
		746,498
	Food, Beverage & Tobacco - 1.1%
1,072	McCormick & Co., Inc.	66,282
748	Monster Beverage Corp.*	60,408
		126,690
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.4% - (continued)
	Health Care Equipment & Services - 2.4%
1,133	Abbott Laboratories(1)	$123,837
1,044	Edwards Lifesciences Corp.*	84,940
267	Veeva Systems, Inc. Class A*	54,446
		263,223
	Insurance - 1.6%
320	Arthur J Gallagher & Co.(1)	79,798
316	Chubb Ltd.	97,821
		177,619
	Materials - 2.0%
241	Linde PLC	110,130
299	Sherwin-Williams Co.	106,037
		216,167
	Media & Entertainment - 11.5%
2,188	Alphabet, Inc. Class A(1)	739,544
214	EchoStar Corp. Class A*	24,229
803	Liberty Media Corp.-Liberty Formula One Class C*	69,877
465	Meta Platforms, Inc. Class A(1)	333,173
1,401	Netflix, Inc.*(1)	116,969
		1,283,792
	Pharmaceuticals, Biotechnology & Life Sciences - 5.9%
246	Eli Lilly & Co.(1)	255,139
854	Gilead Sciences, Inc.	121,225
1,033	Merck & Co., Inc.	113,909
120	United Therapeutics Corp.*	56,339
241	Vertex Pharmaceuticals, Inc.*	113,246
		659,858
	Semiconductors & Semiconductor Equipment - 14.7%
529	Advanced Micro Devices, Inc.*	125,230
1,052	Broadcom, Inc.(1)	348,528
85	KLA Corp.	121,375
124	Micron Technology, Inc.	51,445
4,999	NVIDIA Corp.(1)	955,459
166	NXP Semiconductors NV	37,539
		1,639,576
	Software & Services - 9.3%
49	AppLovin Corp. Class A*	23,182
135	Intuit, Inc.	67,354
1,587	Microsoft Corp.(1)	682,870
580	Oracle Corp.(1)	95,457
407	PTC, Inc.*	63,545
845	Trimble, Inc.*	57,122
134	Tyler Technologies, Inc.*	49,500
		1,039,030
	Technology Hardware & Equipment - 7.9%
3,014	Apple, Inc.(1)	782,073
933	Corning, Inc.	96,332
		878,405
	Telecommunication Services - 0.3%
171	T-Mobile U.S., Inc.	33,723
	Utilities - 2.4%
471	Atmos Energy Corp.(1)	78,346

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Hartford Equity Premium Income ETF
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 97.4% - (continued)
	Utilities - 2.4% - (continued)
1,599	Dominion Energy, Inc.(1)		$96,212
777	WEC Energy Group, Inc.		85,991
			260,549
	Total Common Stocks (cost $10,655,267)		$10,839,852
	Total Investments (cost $10,655,267)	97.4%	$10,839,852
	Other Assets and Liabilities	2.6%	292,445
	Net Assets	100.0%	$11,132,297
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	All, or a portion of the security, was pledged as collateral in connection with written option contracts. As of January 31, 2026, the market value of securities pledged was $5,800,553.

Exchange-Traded Option Contracts Outstanding at January 31, 2026
Description	Exercise Price/ FX Rate/ Rate		Expiration Date	Number of Contracts	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written option contracts:
Call
SPDR S&P 500 Option	700.49	USD	02/02/2026	(32)	USD	(3,200)	$(495)	$(3,702)	$3,207
SPDR S&P 500 Option	703.21	USD	02/03/2026	(33)	USD	(3,300)	(171)	(3,818)	3,647
SPDR S&P 500 Option	703.42	USD	02/04/2026	(32)	USD	(3,200)	(663)	(3,702)	3,039
SPDR S&P 500 Option	703.20	USD	02/05/2026	(33)	USD	(3,300)	(3,818)	(3,818)	—
SPDR S&P 500 Option	702.42	USD	02/06/2026	(32)	USD	(3,200)	(3,702)	(3,702)	—
Total Written Option Contracts exchange-traded option contracts							$(8,849)	$(18,742)	$9,893

Futures Contracts Outstanding at January 31, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 (E-Mini) Future	9	03/20/2026	$313,459	$4,239
Total futures contracts				$4,239
† For information regarding the Fund’s significant accounting policies, please refer to the Trust's most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$10,839,852	$10,839,852	$—	$—
Futures Contracts(2)	4,239	4,239	—	—
Total	$10,844,091	$10,844,091	$—	$—
Liabilities
Written Options	$(8,849)	$—	$(8,849)	$—
Total	$(8,849)	$—	$(8,849)	$—

(1)	For the period ended January 31, 2026, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

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Hartford Funds Exchange-Traded Trust (the "Trust")
GLOSSARY: (abbreviations used in preceding Schedule of Investments) (Unaudited)

Index Abbreviations:
S&P	Standard & Poor's
Other Abbreviations:
REIT	Real Estate Investment Trust
SPDR	Standard & Poor's Depositary Receipt

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